Property and Equipment (Tables)	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,	As of June 30,
	2021	2021
Leasehold improvement	$121,881	$120,271
Office equipment	99,968	47,018
	221,849	167,289
Less: accumulated depreciation	(116,781)	(118,896)
	$105,068	$48,393